Investment Strategy	Dec. 31, 2025
Eaton Vance Tax-Managed Growth Funds | Eaton Vance Tax-Managed Growth Fund 1.1
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund currently invests substantially all of its assets in the Portfolio, a separate registered investment company with the same investment objective and policies as the Fund. References to the Fund’s investments include investments held indirectly through the Portfolio in which the Fund invests.
Investing in the Portfolio enables the Fund to participate in a large and well-established investment portfolio without being exposed to potential tax liability for unrealized gains accrued prior to the Fund’s inception.
Shares of the Fund are currently not available to new investors. The Fund invests primarily in common stocks of growth companies that are considered by the investment adviser to be high in quality and attractive in their long-term investment prospects. The Fund seeks to invest primarily in established companies with characteristics of above average growth, predictability and stability. The Fund employs a “growth at a reasonable price” investing style, seeking to acquire companies that the portfolio managers believe are reasonably priced in relation to their fundamental value. The Fund invests in a broadly diversified selection of equity securities and Fund holdings will represent a number of different industries. Although it invests primarily in domestic securities, the Fund may invest up to 25% of assets in foreign securities, some of which may be issued by companies domiciled in emerging market countries. As an alternative to holding foreign stocks directly, the Fund may invest in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts, such as American Depositary Receipts sponsored or unsponsored and Global Depositary Receipts, that evidence ownership in underlying foreign stocks). Under normal conditions, stocks generally are acquired with the expectation of being held for the long-term. The Fund may invest in exchange-traded funds (“ETFs”), a type of pooled investment vehicle, in order to manage cash positions or seek exposure to certain markets or market sectors. The Fund may also invest in publicly traded real estate investment trusts (“REITs”) and lend its securities.
Buy and sell decisions are made by balancing investment considerations and tax considerations, and taking into account the taxes payable by shareholders in connection with distributions of investment income and net realized gains. The Fund seeks to minimize income distributions and distributions of realized short-term gains that are taxed as ordinary income, as well as distributions of realized long-term gains (taxed as long-term capital gains). Investment decisions are made primarily on the basis of fundamental research. The portfolio managers utilize information provided by, and the expertise of, the investment adviser’s research staff in making investment decisions. In selecting stocks, the portfolio managers consider (among other factors) a company’s earnings or cash flow capabilities, dividend prospects and tax treatment of a company’s dividends, the strength of the company’s business franchises and estimates of the company’s net value. The portfolio managers intend to manage risk by maintaining a broad issuer and industry diversification and by utilizing fundamental analysis of risk/return characteristics in securities selection. In addition to rigorous fundamental research, the portfolio managers use various risk tools to help manage and monitor the portfolio’s risk profile as well as individual stock valuation, volatility and other risk characteristics. A security may be sold when the portfolio managers believe it is fully valued, as a result of price declines that reach certain levels, other securities are identified to displace a current holding, or fundamentals deteriorate.

Strategy Portfolio Concentration [Text]	Shares of the Fund are currently not available to new investors. The Fund invests primarily in common stocks of growth companies that are considered by the investment adviser to be high in quality and attractive in their long-term investment prospects. The Fund seeks to invest primarily in established companies with characteristics of above average growth, predictability and stability. The Fund employs a “growth at a reasonable price” investing style, seeking to acquire companies that the portfolio managers believe are reasonably priced in relation to their fundamental value. The Fund invests in a broadly diversified selection of equity securities and Fund holdings will represent a number of different industries. Although it invests primarily in domestic securities, the Fund may invest up to 25% of assets in foreign securities, some of which may be issued by companies domiciled in emerging market countries. As an alternative to holding foreign stocks directly, the Fund may invest in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts, such as American Depositary Receipts sponsored or unsponsored and Global Depositary Receipts, that evidence ownership in underlying foreign stocks). Under normal conditions, stocks generally are acquired with the expectation of being held for the long-term. The Fund may invest in exchange-traded funds (“ETFs”), a type of pooled investment vehicle, in order to manage cash positions or seek exposure to certain markets or market sectors. The Fund may also invest in publicly traded real estate investment trusts (“REITs”) and lend its securities.
Eaton Vance Tax-Managed Growth Funds | Eaton Vance Tax-Managed Growth Fund 1.2
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund currently invests substantially all of its assets in the Portfolio, a separate registered investment company with the same investment objective and policies as the Fund. References to the Fund’s investments include investments held indirectly through the Portfolio in which the Fund invests.
Investing in the Portfolio enables the Fund to participate in a large and well-established investment portfolio without being exposed to potential tax liability for unrealized gains accrued prior to the Fund’s inception.
The Fund invests primarily in common stocks of growth companies that are considered by the investment adviser to be high in quality and attractive in their long-term investment prospects. The Fund seeks to invest primarily in established companies with characteristics of above average growth, predictability and stability. The Fund employs a “growth at a reasonable price” investing style, seeking to acquire companies that the portfolio managers believe are reasonably priced in relation to their fundamental value. The Fund invests in a broadly diversified selection of equity securities and Fund holdings will represent a number of different industries. Although it invests primarily in domestic securities, the Fund may invest up to 25% of assets in foreign securities, some of which may be issued by companies domiciled in emerging market countries. As an alternative to holding foreign stocks directly, the Fund may invest in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts, such as American Depositary Receipts sponsored or unsponsored and Global Depositary Receipts, that evidence ownership in underlying foreign stocks). Under normal conditions, stocks generally are acquired with the expectation of being held for the long-term. The Fund may invest in exchange-traded funds (“ETFs”), a type of pooled investment vehicle, in order to manage cash positions or seek exposure to certain markets or market sectors. The Fund may also invest in publicly traded real estate investment trusts (“REITs”) and lend its securities.
Buy and sell decisions are made by balancing investment considerations and tax considerations, and taking into account the taxes payable by shareholders in connection with distributions of investment income and net realized gains. The Fund seeks to minimize income distributions and distributions of realized short-term gains that are taxed as ordinary income, as well as distributions of realized long-term gains (taxed as long-term capital gains). Investment decisions are made primarily on the basis of fundamental research. The portfolio managers utilize information provided by, and the expertise of, the investment adviser’s research staff in making investment decisions. In selecting stocks, the portfolio managers consider (among other factors) a company’s earnings or cash flow capabilities, dividend prospects and tax treatment of a company’s dividends, the strength of the company’s business franchises and estimates of the company’s net value. The portfolio managers intend to manage risk by maintaining a broad issuer and industry diversification and by utilizing fundamental analysis of risk/return characteristics in securities selection. In addition to rigorous fundamental research, the portfolio managers use various risk tools to help manage and monitor the portfolio’s risk profile as well as individual stock valuation, volatility and other risk characteristics. A security may be sold when the portfolio managers believe it is fully valued, as a result of price declines that reach certain levels, other securities are identified to displace a current holding, or fundamentals deteriorate.

Strategy Portfolio Concentration [Text]	The Fund invests primarily in common stocks of growth companies that are considered by the investment adviser to be high in quality and attractive in their long-term investment prospects. The Fund seeks to invest primarily in established companies with characteristics of above average growth, predictability and stability. The Fund employs a “growth at a reasonable price” investing style, seeking to acquire companies that the portfolio managers believe are reasonably priced in relation to their fundamental value. The Fund invests in a broadly diversified selection of equity securities and Fund holdings will represent a number of different industries. Although it invests primarily in domestic securities, the Fund may invest up to 25% of assets in foreign securities, some of which may be issued by companies domiciled in emerging market countries. As an alternative to holding foreign stocks directly, the Fund may invest in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts, such as American Depositary Receipts sponsored or unsponsored and Global Depositary Receipts, that evidence ownership in underlying foreign stocks). Under normal conditions, stocks generally are acquired with the expectation of being held for the long-term. The Fund may invest in exchange-traded funds (“ETFs”), a type of pooled investment vehicle, in order to manage cash positions or seek exposure to certain markets or market sectors. The Fund may also invest in publicly traded real estate investment trusts (“REITs”) and lend its securities.
Eaton Vance Stock Fund - Clasess A, C and I | Eaton Vance Stock Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund currently invests  substantially all of its assets in the Portfolio, a separate registered investment company with substantially the same investment objective and policies as the Fund. References to the Fund’s investments include investments held indirectly through the Portfolio in which the Fund invests.
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of common stocks (the “80% Policy”). Stock, including common stock, is a type of equity security that represents an ownership interest in a company or other issuer.  The Fund may invest in companies with a broad range of market capitalizations, including smaller companies. The Fund generally intends to maintain investments in all or substantially all of the market sectors represented in the S&P 500® Index. Particular stocks owned will not mirror the S&P 500® Index. The Fund may invest up to 25% of its total assets in foreign securities which may be issued by companies domiciled in developed or emerging market countries. As an alternative to holding foreign stocks directly, the Fund may invest in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts, such as American Depositary Receipts, which are either sponsored or unsponsored, and Global Depositary Receipts, which evidence ownership in underlying foreign stocks). The Fund may invest in exchange-traded funds (“ETFs”), a type of pooled investment vehicle, in order to manage cash positions or seek exposure to certain markets or market sectors. The Fund may also invest in publicly traded real estate investment trusts (“REITs”). At times, the Fund’s investments may be focused in one or more sectors.
The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices or as a substitute for the purchase or sale of securities. The Fund expects to use derivatives principally when seeking to gain exposure to equity securities by writing put options or to generate income by writing covered call options or put options. The Fund may also enter into a combination of options transactions on individual securities. Permitted derivatives include: the purchase or sale of forward or futures contracts; options on futures contracts; exchange-traded and over-the-counter options; equity collars and equity swap agreements. Except as required by applicable regulation, there is no stated limit on the Fund’s use of derivatives for such purposes. The portfolio of securities is selected primarily on the basis of fundamental research. The portfolio manager utilizes the information provided by, and the expertise of, the investment adviser’s research staff in making investment decisions. In selecting securities, the portfolio manager seeks companies that have sustainable earnings and cash flow, a strong and durable financial profile, secular and cyclical growth prospects, and the ability to maintain a competitive position within its industry. In addition, the portfolio manager employs a portfolio construction process that seeks to manage investment risk. This process includes the use of portfolio optimization tools (quantitative tools that help track the Fund’s fundamental characteristics such as its volatility, valuation and growth rate) and risk management techniques to assist in portfolio construction and monitoring and maintaining issuer and industry diversification among portfolio holdings. The portfolio manager may sell a security when he believes it is fully valued, the fundamentals of a company deteriorate, or to pursue alternative investment options.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of common stocks (the “80% Policy”). Stock, including common stock, is a type of equity security that represents an ownership interest in a company or other issuer. The Fund may invest in companies with a broad range of market capitalizations, including smaller companies. The Fund generally intends to maintain investments in all or substantially all of the market sectors represented in the S&P 500® Index. Particular stocks owned will not mirror the S&P 500® Index. The Fund may invest up to 25% of its total assets in foreign securities which may be issued by companies domiciled in developed or emerging market countries. As an alternative to holding foreign stocks directly, the Fund may invest in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts, such as American Depositary Receipts, which are either sponsored or unsponsored, and Global Depositary Receipts, which evidence ownership in underlying foreign stocks). The Fund may invest in exchange-traded funds (“ETFs”), a type of pooled investment vehicle, in order to manage cash positions or seek exposure to certain markets or market sectors. The Fund may also invest in publicly traded real estate investment trusts (“REITs”). At times, the Fund’s investments may be focused in one or more sectors.
Parametric Commodity Strategy Fund – Classes A and I | Parametric Commodity Strategy Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests primarily in commodity-linked derivative instruments backed by a portfolio of fixed-income securities. The Fund’s portfolio of fixed-income securities is generally comprised of U.S. Treasury securities (including Treasury bills, Treasury notes, and Treasury inflation-protected securities) and money market instruments. The Fund may also invest in an affiliated investment company that invests in money market instruments. The average portfolio duration of the Fund’s fixed-income portfolio will vary and under normal market conditions is not expected to exceed one year. Commodity-linked derivative instruments include commodity index-linked swap agreements, futures, and commodity linked notes, that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. The Fund may also invest in exchange-traded funds (“ETFs”) that provide exposure to commodities. The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSC Commodity Subsidiary, Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”) with the same investment objective and principal investment strategies as the Fund.
The commodity-linked derivative instruments in which the Fund invests are intended to provide returns based on the performance of a particular commodity or particular basket of commodities. Except as required by applicable regulation, there is no stated limit on the Fund’s use of derivatives for such purposes. The Fund attempts to provide a diversified exposure to a variety of commodities. In this pursuit, the Fund may maintain large overweight or underweight commodity positions versus the  Bloomberg Commodity Index Total Return (the “Index”). Similarly, the Fund may hold underweight or overweight positions in particular sectors of the commodities markets versus the Index.
The Fund seeks to employ a top-down, disciplined and systematic investment process that emphasizes broad exposure among individual commodities and commodity sectors. This rules-based strategy utilizes targeted allocation and systematic  rebalancing to attempt to exploit certain quantitative and behavioral characteristics of the commodity asset class to generate alpha (i.e. excess returns versus the index). The investment process is periodically re-evaluated and may be adjusted to ensure that the process is consistent with the Fund’s investment objective and strategies. Commodity exposures are selected based on factors such as volatility, liquidity, diversification, and perceived risk and potential benefit. Commodity target weights are created to attempt to reduce concentration risk relative to the Index. The frequency of rebalancing depends on the correlation and volatility of the individual commodity. Rules-based rebalancing bands are set around target weights to attempt to minimize trading cost.

Strategy Portfolio Concentration [Text]	The Fund invests primarily in commodity-linked derivative instruments backed by a portfolio of fixed-income securities. The Fund’s portfolio of fixed-income securities is generally comprised of U.S. Treasury securities (including Treasury bills, Treasury notes, and Treasury inflation-protected securities) and money market instruments. The Fund may also invest in an affiliated investment company that invests in money market instruments. The average portfolio duration of the Fund’s fixed-income portfolio will vary and under normal market conditions is not expected to exceed one year. Commodity-linked derivative instruments include commodity index-linked swap agreements, futures, and commodity linked notes, that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. The Fund may also invest in exchange-traded funds (“ETFs”) that provide exposure to commodities. The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSC Commodity Subsidiary, Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”) with the same investment objective and principal investment strategies as the Fund.